Operating, Selling and General Expense	12 Months Ended
Dec. 31, 2023
Operating, Selling and General Expense
Operating, Selling and General Expense

8. Operating, Selling and General Expense

Operating, Selling and General expense consists of the following:

($ millions)	2023	2022
Employee and contract service costs	8 458	8 037
Materials and equipment	2 518	1 901
Commodities	1 739	2 196
Travel, marketing and other(1)	668	673
	13 383	12 807

(1)	The company recorded a $275 million restructuring charge in the second quarter of 2023 that has been reported under travel, marketing and other.